FILED VIA EDGAR

December 5, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Red Cedar Fund Trust (the “Trust”)

File Nos. 333-232926 and 811-23459

Ladies and Gentlemen:

This letter is being transmitted by the Trust, on behalf of its series, Red Cedar Short Term Bond Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended.

Pursuant to Rule 497(c), the Trust hereby submits exhibits containing interactive data format risk/return summary information based on the risk/return summary information contained in the definitive Prospectus for the Fund, as filed on November 15, 2019 (SEC Accession No. 0001398344-19-020418).

If you have any questions concerning this filing, please contact me at (513) 869-4335.

Very truly yours,

/s/ Jesse D. Hallee

Jesse D. Hallee

Vice President and Senior Managing Counsel

cc:	Kelley Howes, Esq.

David Withrow

Matthew Swendiman